Segment information - Segment liabilities - Tabular disclosure (Details) Unit_Standard_pure_jTmOHu3tt0CH2aI0rlIN9A in Thousands, € in Millions	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of operating segments [line items]
Equity	€ 35,098	€ 34,956	€ 35,361	€ 37,200
Non-current lease liabilities	7,099	6,901	6,696
Fixed assets payable	1,608	1,480	1,370
Non-current employee benefits	2,551	2,567	2,798
Non-current liabilities included in the calculation of net financial debt	30,741	32,265	32,083
Other	2,428	2,257	2,487
Total non-current liabilities	44,427	45,471	45,434
Current lease liabilities	1,469	1,509	1,369
Current fixed assets payables	2,926	3,101	3,111
Trade payables	7,042	7,067	6,738	6,475
Customer contract liabilities	2,717	2,579	2,512	€ 1,984
Current employee benefits	2,632	2,418	2,316
Deferred income	135	149	180
Current liabilities included in the calculation of net financial debt	5,490	4,753	3,545
Other	8,116	7,647	7,505
Total current liabilities	30,526	29,223	27,276
Total equity and liabilities	€ 110,052	109,650	108,071
Totem
Disclosure of operating segments [line items]
Number of towers operated	27
Operating segments [member] | Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Equity	€ 36,040	35,589	35,806
Non-current lease liabilities	7,081	6,879	6,669
Fixed assets payable	1,608	1,480	1,370
Non-current employee benefits	2,545	2,560	2,787
Non-current liabilities included in the calculation of net financial debt	30,741	32,265	32,083
Other	2,207	2,112	2,421
Total non-current liabilities	44,181	45,296	45,330
Current lease liabilities	1,464	1,504	1,364
Current fixed assets payables	2,923	3,094	3,110
Trade payables	7,065	6,976	6,684
Customer contract liabilities	2,716	2,580	2,513
Current employee benefits	2,612	2,394	2,289
Deferred income	132	145	176
Current liabilities included in the calculation of net financial debt	5,498	4,759	3,549
Other	3,716	3,470	3,374
Total current liabilities	26,126	24,922	23,060
Total equity and liabilities	106,347	105,807	104,196
Operating segments [member] | France (excluding Orange Business), operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	2,026	1,740	1,668
Fixed assets payable	589	468	639
Non-current employee benefits	1,466	1,522	1,643
Other	272	347	578
Total non-current liabilities	4,352	4,076	4,528
Current lease liabilities	257	214	312
Current fixed assets payables	1,168	1,383	1,402
Trade payables	2,962	2,924	2,804
Customer contract liabilities	743	830	942
Current employee benefits	1,339	1,243	1,210
Other	780	763	795
Total current liabilities	7,248	7,357	7,465
Total equity and liabilities	11,600	11,433	11,993
Operating segments [member] | Europe (excluding France), operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,964	1,831	1,956
Fixed assets payable	886	825	627
Non-current employee benefits	28	23	26
Other	355	259	385
Total non-current liabilities	3,233	2,939	2,993
Current lease liabilities	427	373	391
Current fixed assets payables	932	911	1,001
Trade payables	1,953	1,839	1,774
Customer contract liabilities	788	740	700
Current employee benefits	211	181	154
Deferred income	73	86	104
Other	477	412	485
Total current liabilities	4,860	4,542	4,609
Total equity and liabilities	8,093	7,481	7,602
Operating segments [member] | Spain, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,117	961	1,015
Fixed assets payable	398	429	462
Non-current employee benefits	5	5	5
Other	9	13	57
Total non-current liabilities	1,529	1,408	1,539
Current lease liabilities	199	178	193
Current fixed assets payables	464	451	551
Trade payables	883	868	782
Customer contract liabilities	219	228	182
Current employee benefits	58	56	43
Deferred income	50	67	84
Other	136	143	218
Total current liabilities	2,008	1,992	2,053
Total equity and liabilities	3,538	3,399	3,592
Operating segments [member] | Other European countries, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	847	870	941
Fixed assets payable	487	396	165
Non-current employee benefits	23	18	21
Other	346	247	327
Total non-current liabilities	1,704	1,531	1,454
Current lease liabilities	228	194	198
Current fixed assets payables	468	460	450
Trade payables	1,068	971	992
Customer contract liabilities	569	513	518
Current employee benefits	153	125	111
Deferred income	23	20	20
Other	341	269	266
Total current liabilities	2,850	2,552	2,555
Total equity and liabilities	4,554	4,083	4,009
Operating segments [member] | Africa and Middle-East, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	675	691	805
Fixed assets payable	133	188	104
Non-current employee benefits	98	89	80
Other	121	96	74
Total non-current liabilities	1,027	1,064	1,063
Current lease liabilities	163	209	181
Current fixed assets payables	657	589	543
Trade payables	1,472	1,307	1,139
Customer contract liabilities	87	93	130
Current employee benefits	103	88	82
Deferred income	39	40	31
Other	2,279	2,031	1,833
Total current liabilities	4,800	4,358	3,939
Total equity and liabilities	5,827	5,422	5,002
Operating segments [member] | Orange Business, operating segment [Member]
Disclosure of operating segments [line items]
Non-current lease liabilities	285	320	378
Non-current employee benefits	229	242	277
Other	27	16	20
Total non-current liabilities	540	579	676
Current lease liabilities	128	134	106
Current fixed assets payables	52	68	58
Trade payables	936	909	771
Customer contract liabilities	929	750	599
Current employee benefits	504	455	446
Deferred income	10	8	35
Other	495	311	278
Total current liabilities	3,053	2,636	2,294
Total equity and liabilities	3,593	3,215	2,970
Operating segments [member] | Totem
Disclosure of operating segments [line items]
Non-current lease liabilities	490	476
Non-current employee benefits	3	2
Other	140	115
Total non-current liabilities	633	593
Current lease liabilities	139	142
Current fixed assets payables	23	9
Trade payables	305	256
Customer contract liabilities	10	9
Current employee benefits	5	6
Other	11	11
Total current liabilities	494	432
Total equity and liabilities	1,126	1,026
Operating segments [member] | International Carriers and Shared Services, operating segment [member]
Disclosure of operating segments [line items]
Non-current lease liabilities	1,641	1,820	1,863
Non-current employee benefits	721	682	760
Other	46	43	52
Total non-current liabilities	2,409	2,545	2,675
Current lease liabilities	351	433	375
Current fixed assets payables	92	134	107
Trade payables	883	942	969
Customer contract liabilities	191	184	170
Current employee benefits	450	421	395
Deferred income	9	10	9
Other	575	572	570
Total current liabilities	2,551	2,696	2,595
Total equity and liabilities	4,960	5,240	5,270
Operating segments [member] | Mobile Financial Services, operating segment [member]
Disclosure of operating segments [line items]
Equity	(941)	(633)	(445)
Non-current lease liabilities	18	23	27
Non-current employee benefits	7	7	11
Other	248	172	93
Total non-current liabilities	273	202	131
Current lease liabilities	4	4	4
Current fixed assets payables	3	6	1
Trade payables	48	153	157
Customer contract liabilities	1
Current employee benefits	20	24	27
Deferred income	2	5	3
Other	4,409	4,190	4,136
Total current liabilities	4,487	4,382	4,329
Total equity and liabilities	3,819	3,951	4,015
Elimination of intersegment amounts | Telecom activities and Mobile Financial Services [member]
Disclosure of operating segments [line items]
Other	(27)	(27)	(27)
Total non-current liabilities	(27)	(27)	(27)
Trade payables	(71)	(62)	(103)
Customer contract liabilities			(1)
Current liabilities included in the calculation of net financial debt	(7)	(6)	(4)
Other	(9)	(12)	(5)
Total current liabilities	(87)	(81)	(113)
Total equity and liabilities	(115)	(108)	(140)
Elimination of intersegment amounts | Telecom activities, operating segment [member]
Disclosure of operating segments [line items]
Equity	36,040	35,589	35,806
Non-current liabilities included in the calculation of net financial debt	30,741	32,265	32,083
Other	1,247	1,235	1,312
Total non-current liabilities	31,987	33,500	33,395
Trade payables	(1,445)	(1,200)	(774)
Customer contract liabilities	(31)	(27)	(28)
Deferred income			(2)
Current liabilities included in the calculation of net financial debt	5,498	4,759	3,549
Other	(900)	(630)	(587)
Total current liabilities	3,121	2,901	2,158
Total equity and liabilities	71,148	71,989	71,360
Elimination of intersegment amounts | Europe (excluding France), operating segment [member]
Disclosure of operating segments [line items]
Trade payables	2	(1)	1
Total current liabilities	2	(1)	1
Total equity and liabilities	€ 2	€ (1)	€ 1